UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2009 to July 31, 2009

Item 1:   Schedule of Investments

Credit Suisse Commodity Return Strategy Fund

Schedule of Investments

July 31, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (6.3%)
$15,800	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa1)	01/13/10	0.116	$22,928,960
22,000	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa1)	03/23/10	0.108	37,307,600
20,000	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	01/13/10	0.240	29,005,918
12,000	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	01/13/10	0.240	17,403,551
5,300	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	01/13/10	0.748	7,686,568
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $75,100,000)					114,332,597

VARIABLE RATE CORPORATE OBLIGATIONS (1.8%)
NON-FINANCIALS (1.8%)
16,000	Procter & Gamble International Funding SCA, Company Guaranteed Notes#	(AA-, Aa3)	08/19/09	1.046	16,005,360
16,000	Procter & Gamble Co., Series MTN, Senior Unsecured Notes#	(AA-, Aa3)	09/09/09	0.663	16,004,928
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $32,000,000)					32,010,288

UNITED STATES AGENCY OBLIGATIONS (70.1%)
50,000	Fannie Mae#	(AAA, Aaa)	02/12/10	0.404	50,049,350
5,500	Fannie Mae Discount Notes	(AAA, Aaa)	08/03/09	0.170	5,499,948
15,000	Fannie Mae Discount Notes	(AAA, Aaa)	08/26/09	0.160	14,998,333
22,500	Fannie Mae Discount Notes	(AAA, Aaa)	09/02/09	0.200	22,496,000
29,000	Fannie Mae Discount Notes	(AAA, Aaa)	09/09/09	0.200	28,993,717
60,000	Fannie Mae Discount Notes	(AAA, Aaa)	09/17/09	0.210	59,983,550
11,000	Fannie Mae Discount Notes	(AAA, Aaa)	10/05/09	0.230	10,997,206
22,710	Fannie Mae Discount Notes	(AAA, Aaa)	10/06/09	0.223	22,704,141
7,500	Fannie Mae Discount Notes	(AAA, Aaa)	10/26/09	0.220	7,497,465
12,000	Fannie Mae Discount Notes	(AAA, Aaa)	11/02/09	0.240	11,994,696
27,500	Fannie Mae Discount Notes	(AAA, Aaa)	11/16/09	0.297	27,485,975
25,000	Fannie Mae Discount Notes	(AAA, Aaa)	11/23/09	0.250	24,986,400
6,000	Fannie Mae Discount Notes	(AAA, Aaa)	01/27/10	0.300	5,992,476
5,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	08/05/09	0.170	4,999,906
5,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	08/07/09	0.190	4,999,842
23,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	08/11/09	0.150	22,999,042
35,500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	08/12/09	0.180	35,498,047
34,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	08/14/09	0.190	33,997,671
19,860	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	08/19/09	0.160	19,858,411
24,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	08/21/09	0.180	23,997,600
27,669	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	08/26/09	0.160	27,665,926
47,600	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	08/28/09	0.188	47,593,272
14,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	09/04/09	0.186	13,997,535
6,575	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	09/09/09	0.190	6,573,647
29,500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	09/11/09	0.206	29,493,076
18,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	09/16/09	0.190	17,995,630
15,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	09/18/09	0.200	14,996,000
23,500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	09/21/09	0.200	23,493,342
14,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	09/23/09	0.225	13,995,362
10,500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	10/02/09	0.190	10,497,459
18,500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	10/09/09	0.204	18,495,005
25,365	Federal Home Loan Bank Discount Notes‡‡	(AAA, Aaa)	10/21/09	0.210	25,356,934
15,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	10/27/09	0.208	14,994,870
14,137	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	10/30/09	0.214	14,131,995
13,500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	11/18/09	0.300	13,492,980
8,500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	12/29/09	0.285	8,492,835
24,250	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	01/07/10	0.340	24,223,034
18,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	01/20/10	0.295	17,978,328
10,000	Federal Home Loan Banks#	(AAA, Aaa)	09/18/09	0.363	9,988,766
50,000	Federal Home Loan Banks#	(AAA, Aaa)	02/10/10	0.394	50,043,750
4,800	Federal Home Loan Banks Series 1	(AAA, Aaa)	09/11/09	5.250	4,824,494
34,000	Federal Home Loan Banks Series 1#	(AAA, Aaa)	01/14/11	0.459	34,074,052
12,038	Federal Home Loan Mortgage Corp.	(AAA, Aaa)	09/15/09	6.625	12,126,913

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS
$32,900	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	07/12/10	0.410	$32,943,560
14,065	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	01/14/11	0.493	14,101,710
25,000	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	06/17/11	0.714	25,072,700
17,300	Freddie Mac Discount Notes	(AAA, Aaa)	08/10/09	0.180	17,299,221
18,600	Freddie Mac Discount Notes	(AAA, Aaa)	08/17/09	0.169	18,598,487
30,500	Freddie Mac Discount Notes	(AAA, Aaa)	08/24/09	0.185	30,496,393
7,000	Freddie Mac Discount Notes	(AAA, Aaa)	08/31/09	0.180	6,998,950
31,110	Freddie Mac Discount Notes	(AAA, Aaa)	09/08/09	0.199	31,103,449
20,000	Freddie Mac Discount Notes	(AAA, Aaa)	09/14/09	0.220	19,994,622
10,000	Freddie Mac Discount Notes	(AAA, Aaa)	09/21/09	0.210	9,997,025
13,859	Freddie Mac Discount Notes	(AAA, Aaa)	09/28/09	0.200	13,854,534
57,100	Freddie Mac Discount Notes	(AAA, Aaa)	10/13/09	0.207	57,083,669
10,000	Freddie Mac Discount Notes	(AAA, Aaa)	10/26/09	0.200	9,996,620
28,000	Freddie Mac Discount Notes	(AAA, Aaa)	11/16/09	0.240	27,985,720
20,000	Freddie Mac Discount Notes	(AAA, Aaa)	11/23/09	0.270	19,989,120
15,000	Freddie Mac Discount Notes	(AAA, Aaa)	12/14/09	0.275	14,988,645
18,159	Freddie Mac Discount Notes	(AAA, Aaa)	01/05/10	0.310	18,139,061
8,000	Freddie Mac Discount Notes	(AAA, Aaa)	01/19/10	0.305	7,990,424
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $1,270,819,704)					1,271,188,891

SHORT-TERM INVESTMENT (0.0%)
417	State Street Bank and Trust Co. Euro Time Deposit (Cost $417,000)		08/03/09	0.010	417,000

Number of Shares

WHOLLY-OWNED SUBSIDIARY (20.8%)
128,930,400	Credit Suisse Cayman Commodity Fund I, Ltd.^ (Cost $288,165,827)	376,268,620

TOTAL INVESTMENTS AT VALUE (99.0%) (Cost $1,666,502,531)		1,794,217,396

OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)		18,398,174

NET ASSETS (100.0%)		$1,812,615,570

INVESTMENT ABBREVIATION

MTN = Medium Term Note

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate is the rate as of July 31, 2009.
‡‡	Collateral segregated at broker.
^	Affiliated issuer.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Securities, options, futures contracts and other assets (including swaps and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$114,332,597	$—	$114,332,597
Variable Rate Corporate Obligations	—	32,010,288	—	32,010,288
United States Agency Obligations	—	1,271,188,891	—	1,271,188,891
Short-Term Investment	—	417,000	—	417,000
Wholly-Owned Subsidiary	—	376,268,620	—	376,268,620
Other Financial Instruments*	—	—	—	—
	$—	$1,794,217,396	$—	$1,794,217,396

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At July 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $1,666,502,531, $127,735,153, $(20,288) and $127,714,865, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 18, 2009

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 18, 2009